Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2020
Cash Flows from Operating Activities:
Net income	$ 1,948,054	$ 2,557,045	$ 3,356,299
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation	792,888	735,333	723,586
Amortization	32,087	32,349	30,048
Bad debt expense (recovery)	(564,283)	(153,676)
Deferred tax benefits (expenses)	173,017	(89,000)
Loss (gain) on disposal of fixed assets		1,767	(654,138)
Changes in operating assets and liabilities:
Accounts receivable	4,080,722	(8,823,928)	(260,202)
Notes receivable	1,018,351	(1,987,871)	(10,332)
Inventories	(4,653,336)	(756,588)	(1,987,737)
Advances to suppliers	85,084	(2,727,661)	366,087
Advances to suppliers – related party	5,457,504	78,283	180,333
Other receivables	(132,062)	2,006,975	3,303,687
Accounts payable	1,960,756	(238,638)	650,988
Accrued expenses and other current liabilities	(91,961)	372,155	(387,358)
Notes payable	(1,678,680)	707,021	(2,301,375)
Advances from customers	188,878	3,040,106	222,805
Tax payable	(589,163)	(402,478)	(28,401)
Net cash provided by (used in) operating activities	8,027,856	(5,648,806)	3,204,290
Cash Flows from Investing Activities:
Purchases of property, plant and equipment	(206,175)	(917,539)	(664,996)
Proceeds from disposition of property, plant and equipment		20,285	724,782
Net cash (used in) provided by investing activities	(206,175)	(897,254)	59,786
Cash Flows from Financing Activities:
Proceeds from short-term borrowings	21,719,160	35,820,322	38,620,077
Repayments on short-term borrowings	(41,712,446)	(35,265,552)	(40,488,791)
Proceeds from long-term borrowings	10,095,831
Proceeds from stock offering, net of offering costs		21,680,341
Advances from related parties	305,226	6,223,875	3,068,965
Repayments to related parties	(152,628)	(7,182,813)	(5,889,557)
Net cash (used in) provided by financing activities	(9,744,857)	21,276,173	(4,689,306)
Effect of exchange rate changes on cash and cash equivalents and restricted cash	(188,294)	219,398	113,762
Net (decrease) increase in cash and cash equivalents and restricted cash	(2,111,470)	14,949,511	(1,311,468)
Cash and cash equivalents and restricted cash at the beginning of year	16,654,715	1,705,204	3,016,672
Cash and cash equivalents and restricted cash at the end of year	14,543,245	16,654,715	1,705,204
Supplemental disclosures of cash flows information:
Cash paid for income taxes	64,016	480,495	135,262
Cash paid for interest	$ 1,151,567	$ 1,550,082	$ 1,951,622